Financial Instrument Risk Management (Details)	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 USD ($)
Financial Instrument Risk Management [Abstract]
Federal insured limit	$ 250,000	€ 100,000
Bad debt expense	95,340		$ 0
Unrestricted cash	9,320,381
Current liabilities	$ 6,921,813
Foreign exchange risk, description	As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate its estimated short term operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which we also expect to be the currency of the Company’s largest cash outlays over the next twenty-four months.	As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate its estimated short term operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which we also expect to be the currency of the Company’s largest cash outlays over the next twenty-four months.